Putnam
Health
Sciences
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

8-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The following report covers Putnam Health Sciences Trust's 2001 fiscal year, which ended August 31, 2001 -- before the September 11 attacks on the World Trade Center and the Pentagon. Our thoughts are with the families of the people who lost their lives or were injured in those horrific events.

Throughout the crisis, Putnam professionals have remained focused on their responsibilities to the fund's shareholders. All systems have been kept fully operational and all phone lines fully staffed. And of course, Putnam's senior management team has been meeting regularly to formulate a global economic view and industry-specific perspectives, and to maintain careful oversight of your fund in light of the changing environment.

The important thing for investors to do is to remain focused and not to allow the near-term impact of this tragedy to cloud a long-term perspective. Given these events, we suggest consulting your financial advisor, who can help you make decisions that are appropriate for your long-term investment plan.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
October 17, 2001

REPORT FROM FUND MANAGEMENT

Nathan W. Eigerman
Richard B. England
Karen R. Korn
Margery C. Parker
Margaret D. Smith

The 12 months ended August 31, 2001, were characterized by financial market volatility, sharp declines in stocks of rapid-growth companies, and a dramatic slowdown in the U.S. economy. Historically, stocks in the health-care sector have done well in this type of environment. They are usually less sensitive to economic downturns and are often favored by investors who are seeking alternatives to more risky, high-growth stocks. During your fund's 2001 fiscal year, however, the health-care industry faced its own set of challenges, which led to declines in many stocks and a negative 12-month return for Putnam Health Sciences Trust.

During the period, the health-care industry had to contend with a slower and more stringent FDA approval process, disappointing sales for several highly anticipated drugs, volatility in the biotechnology sector, and a sharp decline in health-care stocks in January that offset gains from 2000. While the fund's 12-month returns are disappointing, it is important to note that it did outperform the broader stock market for the period, as measured by the S&P 500 Index. As always, shareholders are encouraged to consider the fund's performance record over longer periods; a complete performance summary begins on page 7.

Total return for 12 months ended 8/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -15.70% -20.54%  -16.35% -20.31%  -16.32% -17.12%  -16.13% -19.06%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Pharmaceuticals               61.5%

Biotechnology                 15.7%

Medical
services                      15.1%

Medical
technology                     7.5%

Retail                         0.5%

Footnote reads:
*Based on net assets as of 8/31/01. Holdings will vary over time.


* "JANUARY EFFECT" TOOK ITS TOLL AFTER STRONG 2000

For most of the fiscal period, health-care stocks generally performed better than the broader market. Throughout most of calendar year 2000, these stocks demonstrated one of the characteristics that make them such a popular choice for long-term investing -- their lower level of sensitivity to economic changes. As earnings growth declined and the pace of the U.S. economy slowed to a crawl in 2000, health-care stocks benefited. Not only were they less affected by the declines than the broader market, but investor demand for them increased substantially.

However, as 2001 began, the Federal Reserve Board's surprise interest-rate cut sparked a short-lived change in investor perspective. Fears of a recession briefly lessened and investors who had fled battered growth stocks and taken refuge in more stable areas of the market, such as health care, decided to take profits on their holdings and venture once again into riskier areas of the market. The result was the classic January effect in which stocks that had been the poorest performers in the prior year experience the biggest bounces in January. Conversely, stocks that had demonstrated strength in the previous year were hit with a major selloff.

After the first few weeks of the year, this January effect reversed itself. Hopes for a soft landing diminished and fears of a recession returned. Following a short-lived rally in the spring, investor uncertainty and stock market volatility reemerged, business fundamentals continued to sag, and more companies delivered negative earnings announcements. At the same time, a number of health-care industries faced new challenges.

* SOME POSITIVES EMERGED IN HOSPITALS, MED TECH

Despite a challenging year overall, some health-care industries, such as hospitals, delivered their strongest performance in several years. Medicare reimbursement cuts by the federal government have declined and hospitals have improved their businesses by streamlining and cutting costs. In addition, increased patient volumes, due in large part to the aging U.S. population, have helped strengthen hospitals' bottom lines.


"As always, we remain committed to our strategy of diversifying across many health-care industries while keeping a strategic eye on market conditions."

-- Margaret D. Smith, portfolio manager, Putnam Health Sciences Trust


Several medical technology stocks also performed well during the fiscal period. The aging population has increased demand for innovative medical products. Fund holdings that performed well included St. Jude Medical, Inc., whose products include mechanical heart valves, and Stryker Corporation, which specializes in orthopedic devices. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* LARGE PHARMACEUTICALS LOST GROUND

The stocks of large U.S. drug companies, which represent a significant portion of your fund's assets, suffered declines throughout most of the period, despite strength in late 2000. Much of this was due to the increasing number of medicines whose patent protection was about to expire. When patents expire for brand-name drugs, the companies that produce them often experience sales declines as consumers turn to the less expensive, generic versions of the drugs.

One fund holding affected by patent expiration concerns was Merck & Co., Inc., the second-largest drug company in the United States. Patent protection has already expired on Vasotec, the company's hypertension treatment, and patents for Pepcid, an ulcer medicine, and Mevacor, a cholesterol treatment, will expire soon. It is important to note that Merck has a number of newer products that should drive growth in the future. Despite the challenges facing many large pharmaceutical companies during the period, another such company, Johnson & Johnson, contributed positively to fund performance.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Pfizer, Inc.
Pharmaceuticals

Johnson & Johnson
Pharmaceuticals

GlaxoSmithKline PLC ADR
(United Kingdom)
Pharmaceuticals

American Home Products Corp.
Pharmaceuticals

Amgen, Inc.
Biotechnology

Schering-Plough Corp.
Pharmaceuticals

Merck & Co., Inc.
Pharmaceuticals

Pharmacia Corp.
Pharmaceuticals

AstraZeneca PLC ADR
(United Kingdom)
Pharmaceuticals

Bristol-Myers Squibb Co.
Pharmaceuticals

Footnote reads:
These holdings represent 46.0% of the fund's net assets as of 8/31/01. Portfolio holdings will vary over time.


U.S. drug companies have also faced the challenge of a stricter Food and Drug Administration. In 2001, many companies have encountered more intense FDA scrutiny and have been required to conduct further testing or provide additional information, which can delay the introduction of highly anticipated new products and dampen sales prospects. These FDA issues also hurt the performance of biotechnology stocks, a riskier area of the health-care sector that tends to follow the direction of the Nasdaq Composite Index, which declined significantly during the period.

* UNCERTAINTY PREVAILS AFTER CLOSE OF FISCAL YEAR

Your fund's fiscal year ended just before the tragic events of September 11, 2001. After such a serious and dramatic development, it will take more than a few short weeks to determine how market direction has been affected for the near and foreseeable future. However, history has demonstrated that the impact on the securities markets of even the most momentous events is generally softened by time. We believe that maintaining a long-term perspective should enable investors to successfully weather market declines and we recommend a consultation with your financial advisor before making any changes in your investment plans. As always, we remain committed to our strategy of diversifying across many health-care industries while keeping a strategic eye on market conditions.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 8/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or sector and involves more risk than a fund that invests more broadly.


NEWS FROM THE TRUSTEES

In July 2001, we welcomed Charles B. Curtis to Putnam's Board of Trustees. He brings an impressive list of credentials that include several key positions in Washington and directorships in education and energy-related industries. We look forward to the contributions Charles will make to the continued success of the Putnam funds.

PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Health Sciences Trust is designed for investors seeking capital appreciation through investments in the health sciences industry.

TOTAL RETURN FOR PERIODS ENDED 8/31/01

                     Class A         Class B         Class C        Class M
(inception dates)   (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year          -15.70% -20.54% -16.35% -20.31% -16.32% -17.12% -16.13% -19.06%
------------------------------------------------------------------------------
5 years          99.72   88.25   92.34   90.34   92.55   92.55   94.79   87.97
Annual average   14.84   13.49   13.98   13.74   14.00   14.00   14.27   13.45
------------------------------------------------------------------------------
10 years        253.06  232.74  227.01  227.01  227.81  227.81  235.75  223.98
Annual average   13.44   12.77   12.58   12.58   12.61   12.61   12.88   12.47
------------------------------------------------------------------------------
Annual average
(life of fund)   16.03   15.67   15.03   15.03   15.16   15.16   15.33   15.12
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/01

                                   S&P 500           Consumer
                                    Index           price index
-----------------------------------------------------------------------------
1 year                            -24.39%              2.78%
-----------------------------------------------------------------------------
5 years                            86.96              12.84
Annual average                     13.33               2.45
-----------------------------------------------------------------------------
10 years                          253.55              29.94
Annual average                     13.46               2.65
-----------------------------------------------------------------------------
Annual average
(life of fund)                     16.17               3.26
-----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/31/91

                Fund's class A              S&P          Consumer price
Date            shares at POP            500 Index           index

8/31/91             9,425                 10,000            10,000
8/31/92             9,319                 10,792            10,315
8/31/93             8,718                 12,434            10,600
8/31/94            10,756                 13,114            10,908
8/31/95            13,424                 15,927            11,201
8/31/96            16,660                 18,910            11,515
8/31/97            22,067                 26,596            11,772
8/31/98            23,718                 28,749            11,969
8/31/99            28,578                 40,199            12,240
8/31/00            39,470                 46,759            12,643
8/31/01           $33,274                $35,355           $12,994

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $32,701 and $32,781, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $33,575 ($32,398 at public offering price). See first page of performance section for performance calculation method.


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 8/31/01

                       Class A       Class B       Class C       Class M
------------------------------------------------------------------------------
Distributions (number)    1             1             1             1
------------------------------------------------------------------------------
Income                   --            --            --            --
------------------------------------------------------------------------------
Capital gains
  Long-term            $4.176        $4.176        $4.176        $4.176
------------------------------------------------------------------------------
  Short-term             --            --            --            --
------------------------------------------------------------------------------
  Total                $4.176        $4.176        $4.176        $4.176
------------------------------------------------------------------------------
Share value:         NAV     POP       NAV           NAV       NAV     POP
------------------------------------------------------------------------------
8/31/00             $82.19  $87.20   $78.08        $81.60     $80.34  $83.25
------------------------------------------------------------------------------
8/31/01              65.80   69.81    61.85         64.81      63.91   66.23
------------------------------------------------------------------------------


TOTAL RETURN FOR PERIODS ENDED 9/30/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (5/28/82)       (3/1/93)        (7/26/99)       (7/3/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
1 year          -21.55% -26.06% -22.13% -25.82% -22.12% -22.86% -21.94% -24.67%
------------------------------------------------------------------------------
5 years          83.37   72.84   76.59   74.59   76.84   76.84   78.88   72.63
Annual average   12.89   11.56   12.04   11.79   12.08   12.08   12.33   11.54
------------------------------------------------------------------------------
10 years        248.32  228.34  222.62  222.62  223.43  223.43  231.20  219.61
Annual average   13.29   12.62   12.43   12.43   12.45   12.45   12.72   12.32
------------------------------------------------------------------------------
Annual average
(life of fund)   15.83   15.48   14.84   14.84   14.97   14.97   15.13   14.92
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam Health Sciences Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Health Sciences Trust (the "fund") at August 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 8, 2001




THE FUND'S PORTFOLIO
August 31, 2001

COMMON STOCKS (100.3%) (a)
NUMBER OF SHARES                                                                                              VALUE
Biotechnology (15.7%)
-------------------------------------------------------------------------------------------------------------------
          1,336,900 Alkermes, Inc. (NON)                                                             $   34,224,640
          4,094,500 Amgen, Inc. (NON)                                                                   263,276,350
            572,600 Applera Corp.-Applied Biosystems Group                                               14,320,726
            708,900 Biogen, Inc. (NON)                                                                   42,789,204
            623,700 Enzon, Inc. (NON)                                                                    39,817,008
          2,120,800 Genzyme Corp. (NON)                                                                 120,122,112
          1,136,000 Gilead Sciences, Inc. (NON)                                                          68,966,560
            274,400 IDEC Pharmaceuticals Corp. (NON)                                                     16,263,688
            914,600 IDEXX Laboratories, Inc. (NON)                                                       22,124,174
          1,372,500 Immunex Corp. (NON)                                                                  23,854,050
            654,300 InterMune, Inc. (NON)                                                                25,838,307
            374,800 InterMune, Inc. (Private) (NON)                                                      14,800,852
          1,309,500 Invitrogen Corp. (NON)                                                               89,085,285
          1,811,000 MedImmune, Inc. (NON)                                                                72,711,650
            463,600 Nexia Biotechnologies, Inc. 144A (Canada) (NON)                                       2,093,677
            321,600 NPS Pharmaceuticals, Inc. (NON)                                                      10,812,192
            142,700 Protein Design Labs, Inc. (NON)                                                       8,389,333
            762,400 QIAGEN NV (Netherlands) (NON)                                                        15,857,920
            925,400 Scios, Inc. (NON)                                                                    16,333,310
            356,800 Sepracor, Inc. (NON)                                                                 15,235,360
            409,060 Trimeris, Inc. (NON)                                                                 19,553,068
                                                                                                      -------------
                                                                                                        936,469,466

Medical Services (15.1%)
-------------------------------------------------------------------------------------------------------------------
            279,400 Accredo Health, Inc. (NON)                                                           10,295,890
            557,500 AdvancePCS (NON)                                                                     41,790,200
            565,800 AmerisourceBergen Corp. (NON)                                                        36,460,152
          2,117,250 Cardinal Health, Inc.                                                               154,432,215
          2,656,500 Caremark Rx, Inc. (NON)                                                              46,409,055
            714,600 CIGNA Corp.                                                                          64,314,000
            188,700 Express Scripts, Inc. Class A (NON)                                                  10,099,224
          3,929,700 HCA, Inc.                                                                           179,744,478
            346,600 Laboratory Corp. of America Holdings (NON)                                           27,000,140
            893,000 Mckesson Corp.                                                                       35,050,250
          1,484,500 Quest Diagnostics, Inc. (NON)                                                        93,003,925
            550,900 Tenet Healthcare Corp. (NON)                                                         30,530,878
            918,400 Triad Hospitals, Inc. (NON)                                                          33,200,160
            801,300 Trigon Healthcare, Inc. (NON)                                                        51,884,175
          1,257,700 UnitedHealth Group, Inc.                                                             85,599,062
                                                                                                      -------------
                                                                                                        899,813,804

Medical Technology (7.5%)
-------------------------------------------------------------------------------------------------------------------
            634,600 Apogent Technologies, Inc. (NON)                                                     15,255,784
            323,400 Cerus Corp. (NON)                                                                    17,405,388
          1,363,715 Charles River Laboratories International, Inc. (NON)                                 48,684,626
          1,818,000 Cytyc Corp. (NON)                                                                    44,050,140
          4,221,366 Medtronic, Inc.                                                                     192,241,008
            117,800 ResMed, Inc. (NON)                                                                    6,473,110
            870,600 St. Jude Medical, Inc. (NON)                                                         59,897,280
            468,100 Stryker Corp.                                                                        25,665,923
          1,046,400 Waters Corp. (NON)                                                                   34,667,232
            163,990 Zimmer Holdings, Inc. (NON)                                                           4,460,528
                                                                                                      -------------
                                                                                                        448,801,019

Pharmaceuticals (61.5%)
-------------------------------------------------------------------------------------------------------------------
          2,104,852 Abbott Laboratories                                                                 104,611,144
          1,649,700 Allergan, Inc.                                                                      119,190,825
          4,720,100 American Home Products Corp.                                                        264,325,600
            240,800 Andrx Group (NON)                                                                    16,925,832
            296,800 Angiotech Pharmaceuticals, Inc. (Canada) (NON)                                       16,932,440
          4,653,700 AstraZeneca PLC ADR (United Kingdom)                                                225,704,450
          1,930,303 Aventis SA (France)                                                                 141,109,106
            456,200 Barr Laboratories, Inc. (NON)                                                        38,202,188
            692,000 Biovail Corp. (Canada) (NON)                                                         31,901,200
          3,455,400 Bristol-Myers Squibb Co.                                                            193,986,156
          1,743,240 Elan Corp. PLC ADR (Ireland) (NON)                                                   90,561,318
            571,600 Forest Laboratories, Inc. (NON)                                                      41,732,516
          5,589,700 GlaxoSmithKline PLC ADR (United Kingdom)                                            295,974,615
            588,500 Inhale Therapeutic Systems, Inc. (NON)                                                8,550,905
          2,043,325 IVAX Corp. (NON)                                                                     68,778,320
          6,219,720 Johnson & Johnson                                                                   327,841,441
          1,477,466 King Pharmaceuticals, Inc. (NON)                                                     63,900,405
          2,052,000 Lilly (Eli) & Co.                                                                   159,296,760
            755,900 Medicis Pharmaceutical Corp. Class A (NON)                                           37,122,249
          3,859,700 Merck & Co., Inc.                                                                   251,266,470
            908,300 Novartis AG (Switzerland)                                                            33,129,566
         11,157,600 Pfizer, Inc.                                                                        427,447,656
          5,868,400 Pharmacia Corp.                                                                     232,388,640
            165,500 Roche Holdings AG (Switzerland)                                                      11,854,732
            928,000 Sankyo Co., Ltd. (Japan)                                                             19,107,488
          1,004,900 Sanofi-Synthelabo SA (France)                                                        65,749,205
          6,797,700 Schering-Plough Corp.                                                               259,196,301
          1,467,500 Shire Pharmaceuticals Group PLC ADR (United Kingdom) (NON)                           63,718,850
            670,100 Teva Pharmaceutical Industries, Ltd. ADR (Israel)                                    47,644,110
                                                                                                      -------------
                                                                                                      3,658,150,488

Retail (0.5%)
-------------------------------------------------------------------------------------------------------------------
            527,100 CVS Corp.                                                                            19,033,581
            423,750 Rite Aid Corp. (NON)                                                                  3,364,575
          1,151,400 Rite Aid Corp. (Private) (NON)                                                        9,142,116
                                                                                                     --------------
                                                                                                         31,540,272
                                                                                                     --------------
                    Total Common Stocks (cost $4,557,791,222)                                        $5,974,775,049

CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $3,002,107)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            342,000 Third Wave Technologies, Inc. Ser. F, 10.00% cv. pfd.
                    (acquired 7/18/00, cost $3,002,107) (RES)                                        $    2,157,678

SHORT-TERM INVESTMENTS (8.5%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
$      375,474,208 Short-term investments held as collateral for loaned securities with yields ranging from 3.51% to 3.80% and due dates
                    ranging from September 4, 2001 to October 19, 2001. (d)                          $  374,663,406
         30,000,000 Preferred Receivables Funding, effective yield of 3.52%,
                    September 27, 2001                                                                   29,923,733
        101,100,000 UBS Finance (De), LLC, effective yield of 3.70%,
                    September 4, 2001                                                                   101,058,437
                                                                                                     --------------
                    Total Short-Term Investments (cost $505,645,576)                                 $  505,645,576
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $5,066,438,905) (b)                                      $6,482,578,303
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $5,954,752,226.

  (b) The aggregate identified cost on a tax basis is $5,072,816,133, resulting in gross unrealized appreciation and depreciation of $1,537,112,249 and $127,350,079, respectively, or net unrealized appreciation of $1,409,762,170.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at August 31, 2001 was $2,157,678 or less than 0.1% of net assets.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (d) See footnote 1 to financial statements on page 25.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
August 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $362,983,924 of securities
on loan (identified cost $5,066,438,905) (Note 1)                            $6,482,578,303
-------------------------------------------------------------------------------------------
Cash                                                                                 71,205
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         8,794,301
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            4,532,470
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   73,455,000
-------------------------------------------------------------------------------------------
Total assets                                                                  6,569,431,279

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                217,403,534
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        9,091,044
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      8,237,817
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          955,902
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       162,336
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          8,181
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                            3,656,213
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                              374,663,406
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              500,620
-------------------------------------------------------------------------------------------
Total liabilities                                                               614,679,053
-------------------------------------------------------------------------------------------
Net assets                                                                   $5,954,752,226

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $4,445,991,301
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (24,670)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                           92,685,929
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                  1,416,099,666
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $5,954,752,226

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,373,822,046 divided by 51,277,430 shares)                                        $65.80
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $65.80)*                              $69.81
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,354,988,118 divided by 38,075,644 shares)**                                      $61.85
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($103,940,331 divided by 1,603,781 shares)**                                         $64.81
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($95,387,638 divided by 1,492,555 shares)                                            $63.91
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $63.91)*                              $66.23
-------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($26,614,093 divided by 403,034 shares)                                              $66.03
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended August 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $778,363)                                  $    43,955,557
-------------------------------------------------------------------------------------------
Interest                                                                          8,984,823
-------------------------------------------------------------------------------------------
Securities lending                                                                  171,412
-------------------------------------------------------------------------------------------
Total investment income                                                          53,111,792

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                 34,510,494
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    7,493,350
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    76,268
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     44,734
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             9,200,382
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                            26,443,708
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               986,185
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                               818,549
-------------------------------------------------------------------------------------------
Other                                                                             4,286,680
-------------------------------------------------------------------------------------------
Total expenses                                                                   83,860,350
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                       (1,085,169)
-------------------------------------------------------------------------------------------
Net expenses                                                                     82,775,181
-------------------------------------------------------------------------------------------
Net investment loss                                                             (29,663,389)
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1, 3 and 5) (including realized
loss of $28,143,991 on sales of investments in affiliated issuers)              158,465,815
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (1,895,621)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (25,329)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and
liabilities in foreign currencies during the year                                    13,079
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                   (1,294,729,225)
-------------------------------------------------------------------------------------------
Net loss on investments                                                      (1,138,171,281)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                        $(1,167,834,670)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year ended August 31
                                                                 ---------------------------------
                                                                             2001             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                              $    (29,663,389) $   (25,200,478)
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         156,544,865      382,861,779
--------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                   (1,294,716,146)   1,500,933,605
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                    (1,167,834,670)   1,858,594,906
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
   Class A                                                           (204,831,724)              --
--------------------------------------------------------------------------------------------------
   Class B                                                           (157,567,466)              --
--------------------------------------------------------------------------------------------------
   Class C                                                             (5,030,933)              --
--------------------------------------------------------------------------------------------------
   Class M                                                             (6,400,198)              --
--------------------------------------------------------------------------------------------------
   Class Y                                                             (1,641,637)              --
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                     441,780,028       75,325,424
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (1,101,526,600)   1,933,920,330

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                   7,056,278,826    5,122,358,496
--------------------------------------------------------------------------------------------------
End of year (including accumulated net investment
loss of $24,670 and $--, respectively)                             $5,954,752,226   $7,056,278,826
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended August 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $82.19       $59.51       $53.50       $55.82       $43.67
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)(a)         (.09)        (.08)        (.07)        (.01)         .13
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (12.12)       22.76        11.09         4.13        13.71
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (12.21)       22.68        11.02         4.12        13.84
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                         --           --           --         (.02)        (.09)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --        (4.98)       (6.42)       (1.60)
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.03)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.18)          --        (5.01)       (6.44)       (1.69)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $65.80       $82.19       $59.51       $53.50       $55.82
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (15.70)       38.11        20.50         7.48        32.46
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $3,373,822   $3,942,734   $2,883,732   $2,236,469   $1,681,187
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .96          .93          .95         1.00         1.08
-----------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)               (.13)        (.12)        (.11)        (.02)         .26
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.86        67.34        79.12        40.45        44.54
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended August 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $78.08       $56.96       $51.74       $54.54       $42.94
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.61)        (.56)        (.50)        (.44)        (.24)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (11.44)       21.68        10.73         4.06        13.44
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (12.05)       21.12        10.23         3.62        13.20
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --        (4.98)       (6.42)       (1.60)
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.03)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.18)          --        (5.01)       (6.42)       (1.60)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $61.85       $78.08       $56.96       $51.74       $54.54
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.35)       37.08        19.61         6.67        31.46
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,354,988   $2,877,594   $2,141,640   $1,292,418     $567,928
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.71         1.68         1.70         1.75         1.83
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.88)        (.87)        (.86)        (.76)        (.49)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.86        67.34        79.12        40.45        44.54
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                             For the period
Per-share                                                    July 26, 1999+
operating performance                  Year ended August 31   to August 31
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                   $81.60       $59.48       $59.32
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment loss (a)                 (.61)        (.64)        (.04)
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (12.00)       22.76          .20
---------------------------------------------------------------------------
Total from
investment operations                 (12.61)       22.12          .16
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --           --
---------------------------------------------------------------------------
Total distributions                    (4.18)          --           --
---------------------------------------------------------------------------
Net asset value,
end of period                         $64.81       $81.60       $59.48
---------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.32)       37.19          .27*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $103,940      $82,117       $3,770
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.71         1.68          .17*
---------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.86)        (.89)        (.09)*
---------------------------------------------------------------------------
Portfolio turnover (%)                 47.86        67.34        79.12
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                     Year ended August 31
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $80.34       $58.47       $52.87       $55.47       $43.54
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment loss (a)                 (.45)        (.41)        (.37)        (.31)        (.12)
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (11.80)       22.28        10.98         4.13        13.65
-----------------------------------------------------------------------------------------------------
Total from
investment operations                 (12.25)       21.87        10.61         3.82        13.53
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --        (4.98)       (6.42)       (1.60)
-----------------------------------------------------------------------------------------------------
From return of
capital                                   --           --         (.03)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                    (4.18)          --        (5.01)       (6.42)       (1.60)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $63.91       $80.34       $58.47       $52.87       $55.47
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                (16.13)       37.40        19.93         6.94        31.79
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $95,388     $122,066      $93,216      $56,662      $23,675
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.46         1.43         1.45         1.50         1.58
-----------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.64)        (.62)        (.61)        (.51)        (.24)
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 47.86        67.34        79.12        40.45        44.54
-----------------------------------------------------------------------------------------------------

(a) Per share net investment loss has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
--------------------------------------------------------------
                                                For the period
Per-share                           Year ended  April 4, 2000+
operating performance                August 31   to August 31
--------------------------------------------------------------
                                        2001         2000
--------------------------------------------------------------
Net asset value,
beginning of period                   $82.28       $70.52
--------------------------------------------------------------
Investment operations
--------------------------------------------------------------
Net investment income (a)                .09          .03
--------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            (12.16)       11.73
--------------------------------------------------------------
Total from
investment operations                 (12.07)       11.76
--------------------------------------------------------------
Less distributions:
--------------------------------------------------------------
From net realized gain
on investments                         (4.18)          --
--------------------------------------------------------------
Total distributions                    (4.18)          --
--------------------------------------------------------------
Net asset value,
end of period                         $66.03       $82.28
--------------------------------------------------------------
Total return at
net asset value (%)(b)                (15.50)       16.68*
--------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------
Net assets, end of period
(in thousands)                       $26,614      $31,768
--------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .71          .28*
--------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .12          .04*
--------------------------------------------------------------
Portfolio turnover (%)                 47.86        67.34
--------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements and brokerage service arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
August 31, 2001

Note 1
Significant accounting policies

Putnam Health Sciences Trust ("the fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the fund is to seek capital appreciation by investing primarily in the common stocks of companies in the health sciences industries.

The fund offers class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At August 31, 2001, the value of securities loaned amounted to $362,983,924. The fund received cash collateral of $374,663,406, which is pooled with collateral of other Putnam funds into 40 issuers of high grade short-term investments.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended August 31, 2001, the fund had no borrowings against the line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, net operating loss, foreign currency gains and losses, post-October loss deferrals and realized gains and losses on certain future contracts. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended August 31, 2001, the fund reclassified $29,638,719 to decrease accumulated net investment loss and $23,695,952 to decrease paid-in-capital, with a decrease to accumulated net realized gains of $5,942,767. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the year ended August 31, 2001, the fund's expenses were reduced by $1,085,169 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,917 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended August 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $1,731,434 and $37,848 from the sale of class A and class M shares, respectively, and received $4,192,128 and $35,041 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended August 31, 2001, Putnam Retail Management, acting as underwriter received $34,543 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended August 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,398,588,910 and $3,208,311,152, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At August 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 10,226,856       $ 755,563,583
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,247,521         177,037,263
---------------------------------------------------------------------------
                                            12,474,377         932,600,846

Shares
repurchased                                 (9,166,769)       (657,211,318)
---------------------------------------------------------------------------
Net increase                                 3,307,608       $ 275,389,528
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,581,188       $ 874,603,879
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            12,581,188         874,603,879

Shares
repurchased                                (13,065,795)       (873,981,620)
---------------------------------------------------------------------------
Net increase
(decrease)                                    (484,607)      $     622,259
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  7,594,450       $ 536,115,290
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,761,161         131,153,635
---------------------------------------------------------------------------
                                             9,355,611         667,268,925

Shares
repurchased                                 (8,134,632)       (546,934,825)
---------------------------------------------------------------------------
Net increase                                 1,220,979       $ 120,334,100
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,910,307       $ 651,834,493
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             9,910,307         651,834,493

Shares
repurchased                                (10,654,967)       (667,703,577)
---------------------------------------------------------------------------
Net decrease                                  (744,660)      $ (15,869,084)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    825,378        $ 60,672,985
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   53,077           4,141,093
---------------------------------------------------------------------------
                                               878,455          64,814,078

Shares
repurchased                                   (280,952)        (19,598,847)
---------------------------------------------------------------------------
Net increase                                   597,503        $ 45,215,231
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,009,354         $70,261,698
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             1,009,354          70,261,698

Shares
repurchased                                    (66,467)         (4,766,432)
---------------------------------------------------------------------------
Net increase                                   942,887         $65,495,266
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    321,097        $ 23,242,880
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   75,376           5,788,905
---------------------------------------------------------------------------
                                               396,473          29,031,785

Shares
repurchased                                   (423,273)        (29,717,533)
---------------------------------------------------------------------------
Net decrease                                   (26,800)       $   (685,748)
---------------------------------------------------------------------------

                                                Year ended August 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    505,805        $ 34,489,099
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               505,805          34,489,099

Shares
repurchased                                   (580,698)        (37,379,303)
---------------------------------------------------------------------------
Net decrease                                   (74,893)       $ (2,890,204)
---------------------------------------------------------------------------

                                                Year ended August 31, 2001
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    143,662        $ 10,741,313
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   20,801           1,641,637
---------------------------------------------------------------------------
                                               164,463          12,382,950

Shares
repurchased                                   (147,541)        (10,856,033)
---------------------------------------------------------------------------
Net increase                                    16,922        $  1,526,917
---------------------------------------------------------------------------

                                              For the period April 4, 2000
                                           (commencement of operations) to
                                                           August 31, 2000
---------------------------------------------------------------------------
Class Y                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    431,899         $31,430,504
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               431,899          31,430,504

Shares
repurchased                                    (45,787)         (3,463,317)
---------------------------------------------------------------------------
Net increase                                   386,112         $27,967,187
---------------------------------------------------------------------------

Note 5
Transactions with affiliated issuers

Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                                             Purchase            Sales                 Dividend           Market
Affiliates                                     Cost               Cost                  Income            Value
------------------------------------------------------------------------------------------------------------------
Name of affiliate
------------------------------------------------------------------------------------------------------------------
ArthroCare Corp.                              $392,187         $43,420,707                $--              $--
IDEXX Laboratories, Inc.                            --          25,920,311                 --               --
SonoSite, Inc.                                 132,887          12,134,729                 --               --
Third Wave Technologies, Inc.                       --                  --                 --               --
------------------------------------------------------------------------------------------------------------------
Totals                                        $525,074         $81,475,747                $--              $--



FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $150,637,794 as long term capital gain, for its taxable year ended August 31, 2001.

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


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New enhancements are added to the site regularly. Bookmark us at
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FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

Nathan W. Eigerman
Vice President and Fund Manager

Richard B. England
Vice President and Fund Manager

Karen R. Korn
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Margaret D. Smith
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Health Sciences Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN008-75510  021/335/2AB  10/01


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Health Sciences Trust
Supplement to Annual Report dated 8/31/01

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 8/31/01

                                                         NAV
1 year                                                 -15.50%
5 years                                                100.40
Annual average                                          14.92
10 years                                               254.26
Annual average                                          13.48
Life of fund (since class A inception, 5/28/82)       1658.36
Annual average                                          16.05

Share value:                                              NAV
8/31/00                                                 $82.28
8/31/01                                                 $66.03
----------------------------------------------------------------------------
                                           Capital gains
Distributions:      No.      Income        Short    Long        Total
                     1         --            --    $4.176       $4.176
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.